CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				6 Months Ended				12 Months Ended				45 Months Ended
	Oct. 31, 2014		Oct. 31, 2013		Oct. 31, 2014		Oct. 31, 2013		Apr. 30, 2014		Apr. 30, 2013		Apr. 30, 2014
REVENUE	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
EXPENSES	91,110		15,711		227,059		45,373		167,465		44,796		230,577
Loss from operations	(91,110)		(15,711)		(227,059)		(45,373)		(167,465)		(44,796)		(230,577)
Other income
Interest income	1,257		0		1,775		0		1,806		0		1,806
Total other income	4,653		0		5,306		0		1,806		0		1,806
Loss before income taxes	(86,457)		(15,711)		(221,753)		(45,373)		(165,659)		(44,796)		(228,771)
Provision for income taxes	0		0		0		0		0		0		0
NET LOSS	$ (86,457)		$ (15,711)		$ (221,753)		$ (45,373)		$ (165,659)		$ (44,796)		$ (228,771)
Loss per common share	$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 0.0 [1]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	956,316,141		953,830,000		955,099,049		937,744,130		945,720,959		904,500,000

[1]	Less than ($0.01) per share